HARBOR FUND
        Supplement to Prospectus dated March 1, 2000

The Board of Trustees of Harbor Fund has decided to reopen
Harbor International Fund to new investors effective, May
15, 2000.

All references to Harbor International Fund being closed to new investors is hereby deleted from the Prospectus.

The Board of Trustees of Harbor Fund has decided to close Harbor Growth Fund (the "Fund") to new investors effective, 4:00 p.m. (EST) March 24, 2000. The Fund will continue to sell shares to existing shareholders and permit exchanges from other Harbor funds as long as the exchanging shareholder has an existing Harbor Growth Fund account.

      Shares of Harbor Growth Fund will also continue to be sold to:
     (A) Beneficiaries of pension or profit sharing plans, pension funds or other benefits plans which plans were record shareholders as of March 24, 2000;
     (B) Certain institutional investors who have expressed an interest in investing in the Fund prior to closing, if approved by an officer of the Fund.

In   category  (B),  the  minimum  initial
investment  will   be $1,000,000.

The Trustees of Harbor Growth Fund reserve the right to open the Fund to all new investors at any time, but have no present plans to do so.

Effective May 15, 2000, as revised





                         HARBOR FUND

Supplement to Statement of Additional Information dated
                              March 1, 2000


The information on page 24 under the caption "Shareholder and Account Policies" is supplemented with the following information:


Closed Funds


Harbor Growth Fund is closed to new investors.


      Harbor Growth Fund. Shares of the Harbor Growth Fund are offered only to shareholders of the Fund with an existing account, to beneficiaries of certain profit sharing plans, pension funds or benefit plans which were record shareholders as of March 24, 2000 and to certain institutional investors who expressed an interest in investing prior to the closing, if approved by an officer of the Fund and purchasing amounts of at least $1 million. The Trustees of Harbor Growth Fund reserve the right to open the Fund to all new investors at any time, but have no present plans to do so.

Effective May 15, 2000, as revised